ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

($ thousands)	December 31, 2013	December 31, 2012

Accrued receivables	$122,482	$107,518
Accounts receivable – trade	36,034	45,657
Current income tax receivable	9,371	10,759
Allowance for doubtful accounts	(2,796)	(2,803)

Total accounts receivable	$165,091	$161,131